ANNUAL REPORT

North American Funds
A specialized family of mutual funds
            managed by experts
            with your dreams in mind.


                              [LOGOS APPEAR HERE]


                                                               DECEMBER 31, 2000
                                                                      SENIOR
                                                                      FLOATING
                                                                      RATE FUND

                              [LOGOS APPEAR HERE]

                                                           American
                                                              General
                                                              Financial Group

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
President's Message
-------------------------------------------------------------------------------

Dear Shareholder:

In 2000, the economic environment for income-producing investments changed dramatically. During the first half of the year, economic growth was strong, and the Federal Reserve Board (the "Fed"), in an effort to slow the pace of economic growth and prevent inflation from accelerating, continued to raise interest rates. After boosting interest rates three times in 1999, the Fed hiked rates three more times in 2000. In the third quarter economic data began to indicate that the Fed's tight monetary policy was having the desired effect. Economic growth was slowing and inflation was contained at a moderate level.

By year-end, the economic slowdown became more pronounced, and fears of recession, weakening corporate earnings and rising default rates weighed down the loan market. In this environment, investors were content to have their cash positions grow rather than commit assets to riskier investments. As a result, returns on high yield securities and on equities declined significantly. However, senior loans fared better. While senior loans underperformed Treasury securities and high quality corporate bonds in 2000, they outperformed the S&P 500 Index and lower quality bonds.

For the 12-month period ended December 31, 2000, the Fund returned 4.61%, modestly underperforming the 4.95% return of the DLJ Leveraged Loan Index. Steep declines in the automotive and telecommunications sectors had the biggest effect on the Fund's performance. In the automotive area, investors worried that slowing auto sales would have a negative impact on automotive suppliers. In the telecommunications sector, there was concern that reduced demand for services would lead to lower revenues and ultimately affect the ability of companies to meet their financial obligations.

As we move into 2001, the market has begun to develop a more positive tone. In January the Fed, in an attempt to avoid recession, cut interest rates twice, each time by 0.5%. There was a growing consensus that the Fed would continue to trim interest rates and that loan defaults would peak later in the year. Against this backdrop, capital began to flow back into high yield investments. In the loan market, the prospects of lower interest rates and the improving high yield market strengthened the capital-dependent telecommunications sector and bids for distressed companies improved. These positive developments bode well for senior loans, and we expect the performance of such securities to improve in 2001.

Year 2000 was an exciting year for the North American Funds. Early in the year, North American Funds became part of the American General Financial Group, one of the nation's largest diversified financial services organizations with assets of $123 billion. The strength of this new organization has enhanced our ability to build and deliver high quality investment products to help you pursue your investment goals. In any new business relationship, attempts at improvements and streamlining are likely to occur and over the next several months, we will be seeking a change that will affect the Senior Floating Rate Fund.

On January 23, 2001, the Board of Directors approved and recommended shareholder approval of an Agreement and Plan of Reorganization which, if approved, would result in the reorganization of the CypressTree Senior Floating Rate Fund, Inc. in exchange for newly-created Class D shares of the North American Senior Floating Rate Fund, Inc. A meeting of shareholders of the CypressTree Fund to consider the proposed reorganization has been scheduled for April 20, 2001. Both Funds are advised by American General Asset Management Corp. and subadvised by CypressTree Investment Management Company, Inc., and have the same investment objectives and repurchase policies. If approved, the reorganization is expected to take place in mid-May of 2001.

While change may be inevitable in today's fast-paced financial services industry, we want to assure you that at the North American Funds our mission remains constant to provide investors with exceptional disciplined and varied investment management expertise in one mutual fund family. To this end, we have created an extensive line-up of funds and managers that were carefully selected to offer a wide choice of options to meet your investment needs and help you build a well-diversified portfolio.

As we move into a new year, this might be a good time to do a portfolio "check up"--that is, to review your portfolio with your investment advisor to make sure that your investments continue to be in line with your financial goals. You can also call us with any questions about your investments at 800-872-8037. Or, you can obtain up-to-date information on any North American Fund, including performance information, daily pricing and other facts, on our website at www.northamericanfunds.com.

We appreciate your continued business with North American Funds.

Sincerely,
/s/ Alice T. Kane
Alice T. Kane
Chairman and President
North American Funds

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of North American Senior Floating Rate Fund, Inc:

We have audited the accompanying statement of assets and liabilities of North American Senior Floating Rate Fund, Inc ("the Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two-year period ended December 31, 2000, and the financial highlights for the period from August 31, 1998 (commencement of operations) through December 31, 1998, and for the years ended December 31, 1999 and December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North American Senior Floating Rate Fund, Inc. as of December 31, 2000, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial periods indicated, in conformity with accounting principles generally acceptedin the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
February 23, 2001

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                 Maturity
 Industry Description                     Type     Date      Par       Value
 -------- -----------                     ----   --------    ---       -----
 LOANS - 96.7%
 Aerospace & Defense - 1.5%
          K&F Industries Inc (Aircraft
          Braking)                       BTL-B   10/15/05 $1,069,571 $1,068,902
          Titan Corporation              BTL-B   02/23/07    997,487    994,370
          Titan Corporation              BTL-C   02/23/07  1,488,750  1,485,959
          United Defense Corp            BTL-B   10/06/05    343,152    340,364
          United Defense Corp            BTL-C   10/06/06    333,996    331,283
                                                                     ----------
                                                                      4,220,878
 Automobile - 5.1%
          Accuride Corp                  BTL-C   01/21/07    752,500    707,350
          American Axle &
          Manufacturing                  BTL-B   04/30/06  2,244,000  2,235,024
          Collins & Aikman Corp          BTL-C   12/31/05  2,167,273  2,084,645
          CSK Auto Inc                   BTL-B-2 10/31/03  2,673,000  2,303,236
          Dura Automotive Systems Inc    BTL-B   03/31/06  2,235,612  2,185,870
          Exide Corp                     BTL-B   03/18/05  1,393,996  1,340,560
          Federal Mogul Corp             BTL-B   02/24/05    490,012    179,905
          J.L. French Automotive
          Castings Inc                   BTL-B   04/21/06    782,202    693,227
          Polypore Inc                   BTL-B   12/31/06  1,492,500  1,494,366
          Venture Holdings Trust         BTL-B   04/01/05    985,000    866,800
                                                                     ----------
                                                                     14,090,983
 Beverage, Food & Tobacco - 2.7%
          Aurora Foods Inc               BTL-A   06/30/05  1,029,302    943,527
          Aurora Foods Inc               BTL-B   09/30/06    789,270    727,707
          Aurora Foods Inc               BTL-B2  06/30/06    987,500    905,209
          B&G Foods Inc                  BTL-B   03/31/06  1,000,000    932,000
          Captain D's Inc                BTL-B   12/31/01    541,108    532,991
          CP Kelco ApS                   BTL-B   03/31/08    562,500    547,172
          CP Kelco ApS                   BTL-C   09/30/08    168,750    164,152
          Doane Pet Care Company         BTL-B   12/31/05    358,518    354,485
          Doane Pet Care Company         BTL-B   12/31/05    249,577    248,693
          Doane Pet Care Company         BTL-C   12/31/06    117,558    116,334
          Tabletop Acquisition Corp
          (Merisant)                     BTL-B   03/31/07    965,061    968,680
          UST Inc                        BTL-B   02/16/05    997,500  1,003,527
                                                                     ----------
                                                                      7,444,477
 Broadcasting & Entertainment - 4.1%
          Citadel Broadcasting           BTL-B   03/31/07  1,000,000  1,003,750
          Classic Cable Inc              BTL-B   01/31/08  1,736,842  1,698,307
          Entravision Communications
          Co LLC                         BTL-B   12/31/08  1,000,000  1,010,000
          Muzak LLC                      BTL-B   12/31/06  2,238,750  2,201,437
          Telemundo Group Inc            BTL-B   02/28/06  2,483,674  2,475,913
          Young Broadcasting Inc         BTL-B   11/30/06  3,000,000  3,024,843
                                                                     ----------
                                                                     11,414,250

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                      Maturity
 Industry Description                      Type         Date      Par        Value
 -------- -----------                      ----       --------    ---        -----
 Buildings & Real Estate - 3.9%
          ClubCorp Inc               BTL-B            03/24/07 $  992,500 $   990,329
          Dal-Tile Intern'l          BTL-B            12/31/03  2,723,136   2,672,929
          Lennar Corp                BTL-C            05/03/07  2,493,750   2,501,024
          Prison Realty Trust Inc    BTL              12/31/02    980,000     740,559
          Prison Realty Trust Inc    BTL-C            12/31/02    742,462     559,631
          Tapco International
          Corporation                BTL-B            06/23/07  1,234,375   1,234,375
          Tapco International
          Corporation                BTL-C            06/23/08    740,625     740,625
          Werner Holding Co (DE)
          Inc                        BTL-B            11/30/04    746,154     740,931
          Werner Holding Co (DE)
          Inc                        BTL-C            11/30/05    746,154     741,863
                                                                          -----------
                                                                           10,922,266
 Cargo Transport - 2.4%
          Atlas Freighter Leasing
          III Inc                    BTL-A            04/25/05    693,323     694,623
          Atlas Freighter Leasing
          III Inc                    BTL-B            04/25/06  1,078,708   1,080,730
          Gemini Air Cargo Inc       BTL-A            08/12/05  2,521,875   2,525,027
          Interpool Inc              364-day Facility 10/26/02  1,000,000   1,007,500
          Kansas City Southern
          Industries Inc             BTL-B            01/11/07  1,250,000   1,258,399
                                                                          -----------
                                                                            6,566,279
 Chemicals, Plastics & Rubber -
   5.4%
          Foamex LP                  BTL-B            06/30/05    241,942     235,490
          Foamex LP                  BTL-C            06/30/06    718,660     699,495
          Foamex LP                  BTL-D            12/31/06  2,472,721   2,406,781
          Hexcel Corp                BTL-B            09/15/05  2,292,533   2,298,264
          Huntsman Corp              BTL-A            12/31/02    547,050     444,023
          Huntsman Corp              BTL-C            10/07/04  1,750,000   1,481,667
          Huntsman ICI Chemicals
          LLC                        BTL-B            06/30/07  1,143,333   1,146,841
          Huntsman ICI Chemicals
          LLC                        BTL-C            06/30/08  1,131,667   1,135,139
          Huntsman Packaging Corp    BTL-B            05/31/08  1,000,000     895,909
          Lyondell Petrochemical
          Co                         BTL-B            06/30/05    241,017     242,874
          Lyondell Petrochemical
          Co                         BTL-E            06/30/06  3,016,982   3,100,184
          Scotts Company             BTL-B            12/31/07  1,000,000   1,005,687
                                                                          -----------
                                                                           15,092,354
 Containers, Packaging & Glass -
   3.5%
          Graham Packaging Co        BTL-B            01/31/06    974,931     959,495
          Graham Packaging Co        BTL-C 1          01/31/07    807,800     794,505
          Graham Packaging Co        BTL-C 2          01/31/07  1,173,104   1,155,907
          Graphic Packaging Corp.
          (ACX Tech)                 Bridge           08/02/04     83,750      76,500
          Jefferson Smurfit          BTL-B            03/31/06     54,167      54,287
          Packaging Corporation of
          America                    BTL-A            06/29/07    248,938     248,523
          Packaging Corporation of
          America                    BTL-B            06/29/07    448,732     451,004
          RIC/Riverwood
          International              BTL-A            02/28/03    802,635     800,252
          RIC/Riverwood
          International              BTL-B            02/28/04  1,350,775   1,356,147

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                Maturity
 Industry Description                   Type      Date      Par        Value
 -------- -----------                   ----    --------    ---        -----
 Containers, Packaging & Glass -
   continued
          RIC/Riverwood
          International              BTL-C      08/31/04 $  396,776 $   398,354
          Stone Container            BTL-D      10/01/03  3,493,353   3,507,124
                                                                    -----------
                                                                      9,802,098
 Diversified & Conglomerate
  Manufacturing - 6.9%
          Alliance Laundry Systems
          LLC                        BTL-B      06/30/05  1,995,000   1,945,125
          Dayco (Mark IV
          Industries)                U.S. BTL-B 05/31/07    991,346     969,041
          General Cable
          Corporation                BTL-B      05/27/07  1,851,542   1,808,494
          GenTek Inc                 BTL-B      04/30/07    985,000     982,538
          GenTek Inc                 BTL-C      10/31/07  2,244,375   2,246,480
          Goodman Manufacturing Co
          LP                         BTL-B      07/31/05    947,312     934,878
          Iron Mountain Inc          BTL-B      02/28/06  1,498,125   1,510,832
          Mueller Group Inc          BTL-B      08/16/06  1,732,470   1,739,509
          Mueller Group Inc          BTL-C      08/16/07  1,732,470   1,739,779
          SPX Corp                   BTL-B      12/31/06  3,486,215   3,498,201
          Terex Corporation          BTL-B      07/15/05    615,659     611,811
          Terex Corporation          BTL-C      07/15/06    819,050     817,941
          Wilmar Industries Inc      BTL-B      09/29/07    498,750     498,127
                                                                    -----------
                                                                     19,302,756
 Diversified & Conglomerate
  Service - 2.4%
          Advanstar Communications
          Inc                        BTL-B      09/30/08  1,000,000   1,000,313
          infoUSA Inc                BTL-B      06/30/06  1,350,405   1,296,389
          NationsRent Inc            BTL-B      07/20/06  1,242,500   1,000,213
          United Rentals Inc         BTL-B      06/30/05  1,237,469   1,192,094
          United Rentals Inc         BTL-C      06/30/06  2,244,375   2,174,640
                                                                    -----------
                                                                      6,663,649
 Ecological - 3.1%
          Allied Waste Industries    BTL-B      07/21/06  1,250,000   1,201,660
          Allied Waste Industries    BTL-C      07/21/07  1,500,000   1,441,992
          Casella Waste Systems
          Inc                        BTL-B      12/14/06    500,000     485,209
          Intern'l Technology Corp   BTL-B      06/11/06  1,697,148   1,668,508
          Safety-Kleen Corp.         BTL-A      04/03/04    322,918     101,719
          Safety-Kleen Corp.         BTL-B      04/03/05  1,241,796     388,406
          Safety-Kleen Corp.         BTL-C      04/03/06  1,241,796     388,406
          Stericycle Inc             BTL-B      11/10/06  2,809,125   2,824,488
                                                                    -----------
                                                                      8,500,388
 Electronics - 3.0%
          Amkor Technology           BTL-A      09/30/05    894,737     890,263
          Amkor Technology           BTL-B      09/30/05  1,985,000   1,997,130
          Knowles Electronics        BTL-B      06/29/07  2,238,750   2,121,216
          ON Semiconductor, Inc.     BTL-B      08/04/06    627,542     629,111
          ON Semiconductor, Inc.     BTL-C      08/04/07    675,815     677,504

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                      Maturity
 Industry Description                      Type         Date      Par        Value
 -------- -----------                      ----       --------    ---        -----
 Electronics - continued
          ON Semiconductor, Inc.     BTL-D            08/04/07 $1,000,000 $   999,896
          Seagate Technology Inc     BTL-B            11/22/06  1,000,000     994,375
                                                                          -----------
                                                                            8,309,495
 Farming & Agriculture - 1.1%
          Central Tractor Farm &
          Country (Quality Stores)   BTL-B            04/30/06  1,728,725   1,552,970
          Hines Nurseries Inc        BTL-B            02/28/05  1,000,000     960,000
          Purina Mills Inc           BTL-A            03/12/07    580,646     552,097
                                                                          -----------
                                                                            3,065,067
 Finance - 0.1%
          Bridge Information
          Systems Inc                BTL-B            05/29/05  1,095,741     301,329
                                                                          -----------
 Grocery - 2.0%
          Pantry Inc                 BTL-B            01/31/06  1,474,964   1,479,573
          Pantry Inc                 BTL-C            07/31/06    744,375     747,166
          Pathmark Stores Inc        BTL-B            12/15/01  3,247,292   3,228,620
                                                                          -----------
                                                                            5,455,359
 Healthcare, Education &
  Childcare - 4.1%
          Alliance Imaging Inc       BTL-B            11/02/07    825,871     815,547
          Alliance Imaging Inc       BTL-C            12/18/04  1,174,129   1,159,453
          CONMED Corp                BTL-B            01/01/05  1,243,194   1,201,547
          Dade Behring Inc           BTL-B            06/30/06  1,476,874   1,023,262
          Dade Behring Inc           BTL-C            06/30/07  1,476,874   1,023,262
          Hanger Orthopedic Group    BTL-B            01/01/08  1,488,750   1,379,575
          Kinetic Concepts Inc       BTL-B            12/31/04    871,017     833,727
          Kinetic Concepts Inc       BTL-C            12/31/05    871,017     833,727
          Quest Diagnostics Inc      BTL-B            08/16/07    257,350     258,114
          Quest Diagnostics Inc      BTL-C            08/16/07    230,685     231,370
          Stryker Corp               BTL-B            12/04/05  2,506,110   2,520,363
          Stryker Corp               BTL-C            12/04/06    265,253     266,761
                                                                          -----------
                                                                           11,546,708
 Home & Office Furniturings, Housewares & Durable
  Consumer Products - 1.1%
          Shop Vac Corp              BTL-B            07/08/07  2,000,000   1,998,750
          Simmons Co                 BTL-B            10/29/05    354,791     354,924
          Simmons Co                 BTL-C            10/29/06    799,306     799,606
                                                                          -----------
                                                                            3,153,280
 Hotels, Motels, Inns & Gaming -
   4.1%
          Extended Stay America
          Inc                        BTL-D            06/07/07  2,500,000   2,512,500
          Isle of Capri Casinos
          Inc                        BTL-B            03/02/06    530,667     533,901
          Isle of Capri Casinos
          Inc                        BTL-C            03/02/07    464,333     467,163
          MGM Grand Inc              364-day Facility 04/06/01  3,000,000   2,993,907

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                 Maturity
 Industry Description                   Type       Date      Par        Value
 -------- -----------                   ----     --------    ---        -----
 Hotels, Motels, Inns & Gaming -
   continued
          Starwood Hotels &
          Resorts Trust              Tranche Two 02/23/03 $2,000,000 $ 2,005,626
          Wyndham International
          Inc                        BTL-B       06/30/06  3,000,000   2,971,875
                                                                     -----------
                                                                      11,484,972
 Insurance - 0.7%
          Willis Corroon Group plc   BTL-B       11/19/06  1,483,073   1,482,377
          Willis Corroon Group plc   BTL-C       11/19/07    218,077     218,350
          Willis Corroon Group plc   BTL-D       05/19/08    218,077     218,350
                                                                     -----------
                                                                       1,919,077
 Leisure, Amusement,
  Entertainment - 3.2%
          Amfac Parks & Resorts
          Inc                        BTL-B       09/30/04    989,796     977,423
          Amfac Parks & Resorts
          Inc                        BTL-C       09/30/05    989,796     977,423
          DreamWorks LLC             BTL-B       10/15/09  2,000,000   2,014,376
          Metro-Goldwyn-Mayer        BTL-B       03/31/06  2,500,000   2,482,423
          Premier Parks Inc          BTL-B       09/30/05  2,000,000   2,014,500
          Regal Cinemas Inc          BTL-B       06/15/06    750,000     531,563
                                                                     -----------
                                                                       8,997,708
 Machinery - 1.1%
          Flowserve Corporation      BTL-B       06/30/08  3,000,000   2,996,874
                                                                     -----------
 Mining, Steel, Iron & Nonprecious
  Metals - 3.1%
          Ispat Inland Inc           BTL-B       07/16/05  1,724,114   1,522,609
          Ispat Inland Inc           BTL-C       07/16/06  1,724,114   1,522,609
          Neenah Corp                BTL-B       09/30/05    972,429     923,807
          Neenah Corp                BTL-B2      09/30/05  1,249,564   1,187,086
          Peabody Holding Company
          Inc                        BTL-B       06/30/06  1,741,667   1,741,667
          United States Can
          Company                    BTL-A       10/04/07    968,750     968,448
          United States Can
          Company                    BTL-B       10/04/08    739,583     744,052
                                                                     -----------
                                                                       8,610,278
 Oil & Gas - 0.7%
          W-H Energy Services Inc    BTL-B       04/16/07  2,000,000   2,005,000
                                                                     -----------
 Personal & Nondurable Consumer
  Products (Mfg Only) - 3.6%
          Buhrmann NV                US BTL-B    10/26/07  3,019,577   3,026,890
          Playtex Inc                BTL-B       09/15/03  3,233,282   3,169,628
          Sealy Mattress             BTL-B       12/15/04  1,124,230   1,126,572
          Sealy Mattress             BTL-C       12/15/05    810,324     812,434
          Sealy Mattress             BTL-D       12/15/06  1,035,714   1,037,872
          United Industries Corp     BTL-B       01/20/06    916,734     770,057
                                                                     -----------
                                                                       9,943,453
 Printing & Publishing - 6.9%
          American Color Graphics    BTL-B       03/31/05  2,746,493   2,719,029
          American Media Inc         BTL-B       04/01/07  2,500,000   2,511,720

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                Maturity
 Industry Description                    Type     Date      Par        Value
 -------- -----------                    ----   --------    ---        -----
 Printing & Publishing - continued
          Benedek Broadcasting Corp    BTL-B    11/20/07 $3,000,000 $ 2,948,439
          Jostens Inc                  BTL-B    05/10/08  3,000,000   3,014,166
          Journal Register Co          BTL-B    09/06/06  1,497,000   1,485,461
          Lamar Advertising Company    BTL-B    08/01/06  1,000,000   1,004,000
          Mail-Well Corp               BTL-B    02/22/07  1,678,927   1,670,183
          Merrill Corp                 BTL-B    11/23/07  1,980,000   1,838,925
          R.H. Donnelley Corp          BTL-B    12/05/05    255,204     253,290
          R.H. Donnelley Corp          BTL-C    12/05/06    425,832     422,639
          Vertis Holdings, Inc. (Big
          Flower)                      BTL-A    12/31/05    975,933     953,975
          Vertis Holdings, Inc. (Big
          Flower)                      BTL-B    12/31/08    491,666     484,599
                                                                    -----------
                                                                     19,306,426
 Retail Stores - 1.1%
          SDM Corporation              BTL-C    02/04/08  1,576,178   1,582,863
          SDM Corporation              BTL-E    02/04/09  1,576,178   1,582,863
                                                                    -----------
                                                                      3,165,726
 Telecommunications - 15.6%
          360networks inc.             BTL-B    05/31/07  3,000,000   2,928,125
          Adelphia Communications
          Corp                         BTL-B-1  06/30/09  2,000,000   1,978,646
          Adelphia Communications
          Corp                         BTL-B    12/31/09  1,000,000     991,375
          American Tower Corp          BTL-B    12/31/07  2,750,000   2,766,528
          Centennial Cellular Corp     BTL-B-PR 05/31/07  2,987,365   2,993,275
          Charter Communications
          Holding Co LLC               BTL-B    03/18/08  1,500,000   1,491,998
          Charter Communications
          Holding Co LLC               BTL-B    11/12/08    250,000     249,578
          Charter Communications
          Holding Co LLC               BTL-B    02/02/08  1,500,000   1,498,476
          Cincinnati Bell Inc          BTL-B    01/06/06  1,850,000   1,854,753
          Davel Communications Inc     BTL-B    06/23/05    493,750      79,823
          Dobson Communication         BTL-B    01/29/01    990,000     990,722
          Dobson Communication         BTL-B    03/31/08    513,333     513,365
          Dobson Communication         BTL-B    03/23/07    612,784     609,774
          Dobson Communication         BTL-C    03/31/09    586,667     586,667
          Dobson Communication         BTL-C    12/23/07    635,996     633,015
          Global Crossing Ltd          BTL-B    06/30/06  2,500,000   2,512,848
          McLeodUSA Corp               BTL-B    05/31/08  1,500,000   1,495,625
          Microcell
          Telecommunications Inc       BTL-B    03/01/06  2,000,000   1,995,626
          Nextel Communications        BTL-B    06/30/08  1,500,000   1,504,889
          Nextel Communications        BTL-C    12/31/08    750,000     752,444
          RCN Corp                     BTL-B    06/03/07  1,500,000   1,411,125
          Rural Cellular Corp          BTL-B    10/03/08  1,500,000   1,496,720
          Rural Cellular Corp          BTL-C    04/03/09  1,500,000   1,496,720
          Superior TeleCom Inc         BTL-A    05/27/04  1,316,910   1,210,734

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 2000
--------------------------------------------------------------------------------

                                                                              Maturity
Industry  Description                                                  Type     Date      Par        Value
--------  -----------                                                  ----   --------    ---        -----
Telecommunications - continued
          Superior TeleCom Inc                                        BTL-B   11/27/05 $  960,814 $    892,056
          Tritel Inc                                                  BTL-B   12/31/07  3,250,000    3,257,111
          Voicestream Wireless                                        BTL-A   12/31/07  2,500,000    2,455,315
          Voicestream Wireless                                        BTL-B   02/25/09  1,000,000      989,952
          XO Communications Inc (Nextlink)                            BTL-B   10/31/05  2,000,000    1,953,182
                                                                                                  ------------
                                                                                                    43,590,467
Textiles & Leather - 2.7%
          Galey & Lord Inc                                            BTL-B   04/02/05  1,357,247    1,230,853
          Galey & Lord Inc                                            BTL-C   04/01/06    962,812      873,150
          Globe Manufacturing Co                                      BTL-B   07/15/06    993,750      670,781
          Pillowtex Corp                                              BTL-B   12/31/04    969,860      575,127
          Polymer Group                                               BTL-B   12/20/05    831,293      803,757
          Polymer Group                                               BTL-B-1 12/20/05    637,028      617,917
          St John Knits Inc                                           BTL-B   07/31/07  1,257,923    1,224,641
          Synthetic Industries Inc                                    BTL-B   12/14/07  1,500,000    1,455,000
                                                                                                  ------------
                                                                                                     7,451,226
Transportation - 0.6%
          American Commercial Lines LLC                               BTL-B   06/30/06    574,162      552,989
          American Commercial Lines LLC                               BTL-C   06/30/07  1,255,182    1,208,897
                                                                                                  ------------
                                                                                                     1,761,886
Utilities - 0.9%
          Western Resources Inc                                       BTL-B   03/17/03  2,500,000    2,518,750
                                                                                                  ------------
Grand Total
TOTAL LOANS (Cost $279,169,813)                                                                   $269,599,466
                                                                                                  ------------
SHORT-TERM INVESTMENTS -- 8.0%
                                                                                         Shares
                                                                                         ------
          SSGA Money Market Fund                                                       21,972,914 $ 21,972,914
                                                                                          Par
                                                                                          ---
          Repurchase Agreement with State Street Bank & Trust Co.
          dated 12/29/00 at 5.25%, to be repurchased at $262,153 on
          01/02/01, collateralized by U.S. Treasury Notes, 6.625% due
          1/2/01 (valued at $271,714 including interest)                               $  262,115      262,115
TOTAL SHORT-TERM INVESTMENTS (Cost $22,235,029)                                                   $ 22,235,029
                                                                                                  ------------
TOTAL INVESTMENTS - 104.7% - (Cost $301,404,842)*                                                 $291,834,495
                                                                                                  ------------
OTHER ASSETS AND LIABILITIES, NET - (4.7%)                                                        ($13,206,338)
                                                                                                  ------------
NET ASSETS - 100.0%                                                                               $278,628,157
                                                                                                  ============

*The cost for Federal Income Tax purposes is the same.
    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Assets and Liabilities - December 31, 2000
--------------------------------------------------------------------------------

  ASSETS:
  Investments in loans and securities, at value (Identified cost,
   $301,404,842) (See accompanying Portfolio of Investments).....  $291,834,495
  Cash...........................................................       678,922
  Receivables:
    Investments sold.............................................     2,900,845
    Fund shares sold.............................................     1,254,068
    Interest receivable on bank loans............................     3,010,455
    From investment adviser......................................       265,776
  Other assets...................................................        55,617
                                                                   ------------
      Total assets...............................................   300,000,178
                                                                   ------------
  LIABILITIES:
  Payables:
    Fund shares repurchased......................................    20,199,617
    Fund dividends...............................................       649,556
    Custody and transfer agent fees..............................        45,570
    Distribution and service fees................................       181,829
    Accrued expenses.............................................       295,449
                                                                   ------------
      Total liabilities..........................................    21,372,021
                                                                   ------------
  NET ASSETS.....................................................  $278,628,157
                                                                   ============
  NET ASSETS CONSIST OF:
    Undistributed net investment income..........................     ($148,937)
    Accumulated net realized gains...............................      (363,737)
    Unrealized depreciation on investments.......................    (9,570,347)
    Capital shares at par value of $.01 (Note 3).................       289,004
    Additional paid-in capital...................................   288,422,174
                                                                   ------------
      Net assets.................................................  $278,628,157
                                                                   ============
  NET ASSET VALUES:
  Class B Shares
   Net assets at value...........................................  $ 50,965,638
   Shares outstanding............................................     5,286,186
  Net Asset Value, offering and redemption price per share.......         $9.64
                                                                   ============
  Class C Shares
   Net assets at value...........................................  $227,662,519
   Shares outstanding............................................    23,614,157
  Net Asset Value, offering and redemption price per share.......         $9.64
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statement of Operations
--------------------------------------------------------------------------------

                                                               For the Year
                                                                   ended
                                                             December 31, 2000
                                                             -----------------
  INVESTMENT INCOME:
   Interest.................................................    $25,311,398
   Facility and other fee income............................        369,264
                                                                -----------
    Total income............................................     25,680,662
                                                                -----------
  EXPENSES:
   Investment adviser fee (Note 5)..........................      2,360,943
   Distribution fee for Class B (Note 7)....................        344,943
   Distribution fee for Class C (Note 7)....................      1,738,302
   Custody fee..............................................        211,252
   Transfer agent fee.......................................        182,001
   Audit and legal fees.....................................        178,979
   Accounting and administration fees (Note 5)..............      1,111,032
   Directors' fees and expenses.............................         29,332
   Registration and filing fees.............................        151,189
   Miscellaneous............................................         94,362
                                                                -----------
   Expenses before waiver of fees by investment adviser ....      6,402,335
                                                                -----------
   Waiver of fees and reimbursement of expenses by
    investment adviser (Note 5).............................     (2,467,839)
                                                                -----------
      Net expenses..........................................      3,934,496
                                                                -----------
      Net investment income.................................     21,746,166
                                                                -----------
  REALIZED AND UNREALIZED GAIN/(LOSS):
   Net realized loss on investment transactions.............      ($413,871)
   Unrealized depreciation on investments...................     (9,135,236)
                                                                -----------
      Net realized and unrealized loss......................     (9,549,107)
                                                                -----------
  Net increase in net assets resulting from operations......    $12,197,059
                                                                ===========


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             For the Year      For the Year
                                                 ended             ended
                                           December 31, 2000 December 31, 1999
                                           ----------------- -----------------
  Increase/(Decrease) in Net Assets from:
  OPERATIONS:
   Net investment income..................   $ 21,746,166      $  7,272,344
   Net realized gain/(loss) on investment
    transactions..........................       (413,871)           43,884
   Change in unrealized depreciation on
    investments...........................     (9,135,236)         (417,821)
                                             ------------      ------------
  Net increase in net assets resulting
   from operations........................     12,197,059         6,898,407
  DISTRIBUTIONS:
   From net investment income, Class B....     (3,604,480)       (1,508,735)
   From net investment income, Class C....    (18,141,686)       (5,763,609)
   In excess of net investment income,
    Class B...............................        (24,687)               --
   In excess of net investment income,
    Class C...............................       (124,250)               --
                                             ------------      ------------
    Total distributions...................    (21,895,103)       (7,272,334)
  Increase in net assets from capital
   share transactions (Note 3)............     77,565,657       192,049,560
                                             ------------      ------------
  Increase in net assets..................     67,867,613       191,675,623
  Net assets at beginning of period.......    210,760,544        19,084,921
                                             ------------      ------------
  Net assets at end of period.............   $278,628,157      $210,760,544
                                             ============      ============


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Statements of Cash Flows
--------------------------------------------------------------------------------

                                                                For the Year
                                                                    ended
                                                                December 31,
                                                                    2000
                                                                -------------
  Increase/(Decrease) in Cash
  Cash Flows From (Used for) Operating Activities:
   Purchase of loans........................................... $(208,696,006)
   Interest and facility fees received.........................    24,221,860
   Purchase of short-term securities, net......................    17,667,552
   Proceeds from loans sold....................................    94,585,925
   Operating expenses paid.....................................    (3,756,340)
                                                                -------------
  Net Cash from operating activities...........................   (75,977,009)
                                                                -------------
  Cash Flows From (Used for) Financing Activities:
   Proceeds from shares sold...................................   202,214,931
   Payments for shares redeemed................................  (119,630,616)
   Cash dividends paid (not including reinvested dividends of
    $15,386,401)...............................................    (6,209,472)
                                                                -------------
  Net Cash used for financing activities.......................    76,374,843
                                                                -------------
  Net Increase in Cash.........................................       397,834
   Cash at beginning of period.................................       281,088
                                                                -------------
   Cash at end of period....................................... $     678,922
                                                                -------------
  Reconciliation of Net Increase in Net Assets from Operations to Net Cash from Operating Activities
   Net increase in net assets from operations.................. $  12,197,059
   Increase in interest and facility fees receivable...........    (1,458,802)
   Increase in receivable for investments sold.................       810,051
   Decrease in prepaid expenses and other assets...............       (55,617)
   Decrease in net accrued expenses............................       233,773
   Net increase in investments.................................   (87,703,473)
                                                                -------------
  Net cash from operating activities........................... $ (75,977,009)
                                                                =============


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                            Class B
                                                 -------------------------------
                                                                     Period from
                                                   Year      Year     8/31/98*
                                                  ended     ended      through
                                                 12/31/00  12/31/99   12/31/98
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........  $   9.98  $   9.98    $ 10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income.........................      0.75      0.69       0.20)
 Net realized and unrealized gain on
  investments..................................     (0.33)     0.00      (0.02)
                                                 -------------------------------
 Total from investment operations..............      0.42      0.69       0.18)
                                                 -------------------------------
Distributions
 Dividends from net investment income..........     (0.75)    (0.69)     (0.20)
 Distributions in excess of net investment
  income.......................................     (0.01)       --         --
--------------------------------------------------------------------------------
 Total distributions...........................     (0.76)    (0.69)     (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.................  $   9.64  $   9.98    $  9.98
--------------------------------------------------------------------------------
Total Return...................................     4.61%     7.13%      1.89% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's).............  $ 50,966  $ 37,439    $ 4,826
 Ratio of net expenses to average net assets...     1.42%     0.70%      0.00% #
 Ratio of net investment income to average net
  assets.......................................     7.85%     6.87%      6.11% #
 Portfolio turnover rate.......................       41%       30%        18% +
 Expense ratio before waiver of fees and
  reimbursement of expenses by adviser.........     2.31%     2.29%      4.02% #
 Net investment income before waiver of fees
  and reimbursement of expenses by adviser.....     6.96%     5.28%      2.09%
                                                            Class C
                                                 -------------------------------
                                                                     Period from
                                                   Year      Year     8/31/98 *
                                                  ended     ended      through
                                                 12/31/00  12/31/99   12/31/98
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........  $   9.98  $   9.98    $ 10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income.........................      0.76      0.69       0.20)
 Net realized and unrealized gain on
  investments..................................     (0.33)     0.00      (0.02)
                                                 -------------------------------
 Total from investment operations..............      0.43      0.69       0.18)
                                                 -------------------------------
Distributions
 Dividends from net investment income..........     (0.76)    (0.69)     (0.20)
 Distributions in excess of net investment
  income.......................................     (0.01)       --         --
                                                 -------------------------------
 Total distributions...........................     (0.77)    (0.69)     (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.................  $   9.64  $   9.98    $  9.98
--------------------------------------------------------------------------------
Total Return...................................     4.60%     7.12%      1.89% +
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's).............  $227,662  $173,322    $14,259
 Ratio of net expenses to average net assets...     1.43%     0.79%      0.00% #
 Ratio of net investment income to average net
  assets.......................................     7.85%     6.82%      6.11% #
 Portfolio turnover rate.......................       41%       30%        18% +
 Expense ratio before waiver of fees and
  reimbursement of expenses by adviser.........     2.32%     2.25%      4.01% #
 Net investment income before waiver of fees
  and reimbursement of expenses by adviser.....     6.96%     5.36%      2.10% #

*Commencement of Operations
+Not annualized
#Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
-------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The North American Senior Floating Rate Fund, Inc. (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

The Fund may offer three classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes also differ in their respective distribution and certain other class-specific expenses. Investment income, realized and unrealized capital gains and losses and common expenses of the Fund are allocated pro-rata to each class based on the average daily net assets of each class. Dividends are declared separately for each class. All classes have equal rights to assets and voting privileges.

Effective March 10, 2000, CypressTree Investments, Inc. ("CypressTree") sold substantially all of its assets including all of the stock of CypressTree Asset Management Corporation, Inc. ("CAM"), the Fund's investment adviser, and all of the stock of CypressTree Funds Distributors, Inc. ("CFD"), the Fund's distributor, to American General Corporation ("American General"). The acquisition by American General of CypressTree's assets (herein "the Acquisition") took place pursuant to a Purchase Agreement dated February 25, 2000. The names of these entities were then changed, so that CAM was renamed American General Asset Management Corp. ("AGAM") and CFD became American General Funds Distributors, Inc. ("AGFD").

AGAM serves as investment adviser and principal underwriter for the Fund, effective March 10, 2000, pursuant to approval by the Fund's Board of Directors and the Fund's shareholders at a special shareholder meeting held on June 1, 2000. CypressTree Investment Management Company, Inc. (CIMCO) serves as the Fund's subadviser. AGFD serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CIMCO's opinion and for which CIMCO can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CIMCO's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CIMCO will consider, among other factors, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------


Note 2, continued

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required.

Capital Loss Carryforwards. At December 31, 2000, the Fund has $314,717 in capital loss carryforwards available to offset future recognized gains. This carryforward amount expires in 2008. Additionally, at December 31, 2000, the Fund had net capital losses of $99,154 attributable to security transactions incurred after October 31, 2000. These capital losses are treated as arrising on the last day of the Fund's next taxable year.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting net asset value.

Estimates. Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses. Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in three different classes, of which two classes were actively traded as of December 31, 2000. Share activity for the year ended December 31, 2000 was as follows:

                                      Class B                    Class C
                              ------------------------  --------------------------
                                Shares      Capital       Shares        Capital
                              ----------  ------------  -----------  -------------
     Sold....................  2,625,145  $ 25,808,451   17,873,342  $ 176,198,015
     Reinvestment of
      distributions..........    198,829     1,947,329    1,371,591     13,439,073
     Redeemed................ (1,290,735)  (12,625,730) (13,004,784)  (127,201,481)
                              ----------  ------------  -----------  -------------
      Net
       increase/(decrease)...  1,533,239  $ 15,130,050    6,240,149  $  62,435,607
                              ==========  ============  ===========  =============

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------


Note 3, continued

Share activity for the year ended December 31, 1999 was as follows:

                                     Class B                  Class C
                              ----------------------  ------------------------
                               Shares      Capital      Shares      Capital
                              ---------  -----------  ----------  ------------
     Sold.................... 3,459,562  $34,573,208  16,873,222  $168,635,916
     Reinvestment of
      distributions..........    68,860      687,863     431,932     4,314,630
     Redeemed................  (258,961)  (2,584,552) (1,359,625)  (13,577,505)
                              ---------  -----------  ----------  ------------
      Net
       increase/(decrease)... 3,269,461  $32,676,519) 15,945,529  $159,373,041)
                              =========  ===========  ==========  ============

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the year ended December 31, 2000, the Fund made twelve Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                           Amount Tendered
                         --------------------
                          Shares    Capital
                         --------- ----------
January.................   383,372 $3,826,068
February................   598,924  5,977,221
March...................   487,642  4,859,927
April................... 1,176,697 11,613,565
May.....................   771,546  7,592,015
June....................   810,232  7,972,673

                            Amount Tendered
                         ---------------------
                          Shares     Capital
                         --------- -----------
July.................... 1,747,862 $17,181,460
August..................   602,462   5,909,393
September............... 1,061,348  10,401,196
October................. 1,026,827  10,042,141
November................ 1,644,119  15,964,395
December................ 3,984,488  38,487,156

4. PURCHASES AND SALES OF SECURITIES. During the year ended December 31, 2000, the Fund's cost of purchases of Loans and proceeds from Loan sales were $208,669,778 and $94,189,745, respectively. Unrealized appreciation and depreciation in the value of investments at December 31, 2000 for federal income tax purposes were as follows:

     Gross unrealized appreciation............................... $  1,961,117
     Gross unrealized depreciation...............................  (11,531,464)
                                                                  ------------
     Net unrealized depreciation................................. $ (9,570,347)
                                                                  ============

5. INVESTMENT ADVISORY AGREEMENT. The Fund maintains an Investment Advisory Agreement with AGAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

AGAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, CIMCO is entitled to receive from AGAM an annual fee paid monthly equal to the following percentage of average daily gross assets:
0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. During the year ended December 31, 2000, CIMCO voluntarily waived a portion of its compensation, receiving 0.25% of average daily gross assets. Average daily gross assets are computed as described above. The fee paid to CIMCO is not an additional charge to the Fund or its shareholders.

NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------


Note 5, continued

AGAM, as the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, AGAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

For the year ended December 31 2000, AGFD, as the Fund's distributor, received $470,972 in Early Withdrawal Charges on redemptions from the Fund.

During the year ended December 31, 2000, the Fund engaged in purchase and sale transactions with other investment vehicles managed by CIMCO. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940, and amounted to purchases of $8,009,184 and sales of $3,273,258.

6. EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, the Adviser reduced voluntarily reduced the advisory fee in order to maintain an expense ratio on the Fund that does not exceed a certain voluntary rate. For the year ended December 31, 2000, the Adviser waived fees of $2,360,943, and reimbursed expenses of $106,896.

7. DISTRIBUTION PLAN. The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment of a fixed percentage of .75% of average net assets to AGFD to finance distribution expenses.

8. DIRECTOR COMPENSATON. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $900 plus travel expenses for each Board of Directors meeting attended, $200 for each telephone meeting and an annual retainer of $3,600.

Directors                             Adviser
Alice T. Kane, Chairman               American General Asset Management Corp.
Joseph T. Grause, Jr.                 286 Congress Street
Dr. Judith L. Craven                  Boston, MA 02210
William F. Devin
Dr. Timothy J. Ebner                  Transfer and Dividend Agent
Judge Gustavo E. Gonzales, Jr.        State Street Bank and Trust Company
Kenneth J. Lavery                     P.O. Box 8505
Dr. John E. Maupin, Jr.               Boston, MA 02266-8505
Ben H. Love
                                      Distributor
Officers                              American General Funds Distributors, Inc.
Alice T. Kane, President              286 Congress Street
Joseph T. Grause, Jr., Vice           Boston, MA 02210
   President
Thomas J. Brown, Vice President       Shareholder Services
   and Treasurer                      286 Congress Street
John I. Fitzgerald, Vice President    Boston, MA 02210
   and Secretary                      800-872-8037
John N. Packs, Vice President
   and Assistant Treasurer

Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

NORTH AMERICAN FUNDS
     286 Congress Street, Boston, MA 02210
     www.northamericanfunds.com

                              [LOGOS APPEAR HERE]





1200:90417